25. EMPLOYEES BENEFITS PLANS (Details 8) - Number	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Medical plan [Member]
Economic hypothesis
Discount rate	9.26%	9.76%
Inflation rate	4.00%	4.25%
Medical inflation	7.12%	7.38%
Wage growth rate
F.G.T.S. balance growth
Demoraphic data
Number of active participants	1,141	1,287
Number of assisted beneficiary participants	609	643
Medical plan [Member] | Schedule of mortality [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000	AT-2000
Medical plan [Member] | Schedule of disabled [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical
Medical plan [Member] | Schedule of turnover - BRF's historical [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2018	2017
F.G.T.S. Penalty [Member]
Economic hypothesis
Discount rate	8.76%	9.30%
Inflation rate	4.00%	4.25%
Medical inflation
Wage growth rate	5.18%	4.25%
F.G.T.S. balance growth	4.00%	4.00%
Demoraphic data
Number of active participants	83,966	86,817
Number of assisted beneficiary participants
F.G.T.S. Penalty [Member] | Schedule of mortality [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	AT-2000	AT-2000
F.G.T.S. Penalty [Member] | Schedule of disabled [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	RRB-44	RRB-44
F.G.T.S. Penalty [Member] | Schedule of turnover - BRF's historical [Member]
Demographic hypothesis
Schedule of mortality, disabled, disabled mortality, turnover - BRF's historical	2018	2017
Award for length of service [Member]
Economic hypothesis
Discount rate	8.76%	9.30%
Inflation rate	4.00%	4.25%
Medical inflation
Wage growth rate	5.18%	4.25%
F.G.T.S. balance growth	4.00%	4.00%
OtherMember
Economic hypothesis
Discount rate	8.76%	9.30%
Inflation rate	4.00%	4.25%
Medical inflation
Wage growth rate	5.18%	4.25%
F.G.T.S. balance growth